Document and Entity Information	Aug. 11, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	AMERICAN ELECTRIC POWER COMPANY, INC.
Entity File Number	1-3525
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-4922640
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000004904
Amendment Flag	false
Southwestern Electric Power Company
Entity Information [Line Items]
Entity Registrant Name	SOUTHWESTERN ELECTRIC POWER COMPANY
Entity File Number	1-3146
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	72-0323465
The NASDAQ Stock Market LLC | Common Stock, $6.50 par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $6.50 par value
Trading Symbol	AEP
Security Exchange Name	NASDAQ
The NASDAQ Stock Market LLC | 6.125% Corporate Units
Entity Information [Line Items]
Title of 12(b) Security	6.125% Corporate Units
Trading Symbol	AEPPL
Security Exchange Name	NASDAQ
The NASDAQ Stock Market LLC | 6.125% Corporate Units
Entity Information [Line Items]
Title of 12(b) Security	6.125% Corporate Units
Trading Symbol	AEPPZ
Security Exchange Name	NASDAQ